iShares®

iShares Trust

Supplement dated October 15, 2012

to each prospectus and summary prospectus for the iShares S&P 1500 Index Fund, iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Barclays Aggregate Bond Fund and iShares 10+ Year Government/Credit Bond Fund

(each, a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s prospectus and summary prospectus.

Effective October 17, 2012, all references in each prospectus and summary prospectus to the names of the Funds are changed as follows:

Current Fund Name	New Fund Name

iShares S&P 1500 Index Fund	iShares Core S&P Total U.S. Stock Market ETF

iShares S&P 500 Index Fund	iShares Core S&P 500 ETF

iShares S&P MidCap 400 Index Fund	iShares Core S&P Mid-Cap ETF

iShares S&P SmallCap 600 Index Fund	iShares Core S&P Small-Cap ETF

iShares Barclays Aggregate Bond Fund	iShares Core Total U.S. Bond Market ETF

iShares 10+ Year Government/Credit Bond Fund	iShares Core Long-Term U.S. Bond ETF

Effective October 17, 2012, the ticker symbols for the iShares Core S&P Total U.S. Stock Market ETF and the iShares Core Long-Term U.S. Bond ETF will change to “ITOT” and “ILTB”, respectively.

Effective October 17, 2012, the management fee rates for the Funds will be reduced. Therefore, the information related to the level of management fees under the heading “Fees & Expenses” for each Fund is amended and updated with the following information:

Fund	Current Management Fee	New Management Fee	New Total Annual Fund Operating Expenses
iShares Core S&P Total U.S. Stock Market ETF	0.20%	0.07%	0.07%
iShares Core S&P 500 ETF	0.0945%	0.07%	0.07%
iShares Core S&P Mid-Cap ETF	0.20%	0.14%	0.15%
iShares Core S&P Small-Cap ETF	0.20%	0.14%	0.16%
iShares Core Total U.S. Bond Market ETF	0.20%	0.08%	0.08%
iShares Core Long-Term U.S. Bond ETF	0.20%	0.12%	0.12%

As a result of the reduction in the management fee rate, the information found under the heading “Example” for each Fund is amended and replaced with the following information:

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core S&P Total U.S. Stock Market ETF	$7	$23	$40	$90
iShares Core S&P 500 ETF	$7	$23	$40	$90
iShares Core S&P Mid-Cap ETF	$15	$48	$85	$192
iShares Core S&P Small-Cap ETF	$16	$52	$90	$205
iShares Core Total U.S. Bond Market ETF	$8	$26	$45	$103
iShares Core Long-Term U.S. Bond ETF	$12	$39	$68	$154

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-SU-20

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated October 15, 2012

to each statement of additional information (“SAI”) for the iShares S&P 1500 Index Fund, iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Barclays Aggregate Bond Fund and iShares 10+ Year Government/Credit Bond Fund

(each, a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s SAI.

Effective October 17, 2012, all references in each SAI to the names of the Funds are changed as follows:

Current Fund Name	New Fund Name

iShares S&P 1500 Index Fund	iShares Core S&P Total U.S. Stock Market ETF

iShares S&P 500 Index Fund	iShares Core S&P 500 ETF

iShares S&P MidCap 400 Index Fund	iShares Core S&P Mid-Cap ETF

iShares S&P SmallCap 600 Index Fund	iShares Core S&P Small-Cap ETF

iShares Barclays Aggregate Bond Fund	iShares Core Total U.S. Bond Market ETF

iShares 10+ Year Government/Credit Bond Fund	iShares Core Long-Term U.S. Bond ETF

Effective October 17, 2012, the ticker symbols for the iShares Core S&P Total U.S. Stock Market ETF and the iShares Core Long-Term U.S. Bond ETF will change to “ITOT” and “ILTB”, respectively.

Effective October 17, 2012, the management fee rates for the Funds will be reduced. Therefore, the information related to the level of management fees under the heading “Investment Adviser” for each Fund is amended and updated with the following information:

Fund	Current Management Fee	New Management Fee
iShares Core S&P Total U.S. Stock Market ETF	0.20%	0.07%
iShares Core S&P 500 ETF	0.0945%	0.07%
iShares Core S&P Mid-Cap ETF	0.20%	0.14%
iShares Core S&P Small-Cap ETF	0.20%	0.14%
iShares Core Total U.S. Bond Market ETF	0.20%	0.08%
iShares Core Long-Term U.S. Bond ETF	0.20%	0.12%

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-SU-21

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE